Convertible Debenture and Warrant	6 Months Ended
Jun. 30, 2023
Convertible Debenture And Warrant
Convertible Debenture and Warrant

Note 8 - Convertible Debenture and Warrant

Convertible Debenture, at Fair Value

The Company accounts for convertible debentures using an amortized cost model. The discount for warrants, the Original Issuance Discount (“OID”) and the initial allocation of fair value of compound derivatives reduce the initial carrying amount of the convertible notes. The carrying value is accreted to the stated principal amount at contractual maturity using the effective-interest method with a corresponding charge to interest expense. Debt discounts are presented on the consolidated balance sheets as a direct deduction from the carrying amount of that related debt.

The Company made an irrevocable election at the time of issuance of the Debenture to record the Debenture at its fair value (the “Fair Value Option”) with changes in fair value recorded through the Company’s consolidated statements of operations within other income (expense) at each reporting period. The Fair Value Option provides the Company a measurement basis election for financial instruments on an instrument-by-instrument basis.

On February 14, 2023, the Company entered into the SPA with Alpha, a current shareholder of the Company, pursuant to which the Company issued to Alpha, an 8% Interest Rate, 10% Original Issue Discount, Senior Convertible Debenture (the “Debenture”) in the aggregate principal amount of $4,400,000 for a purchase price of $4,000,000 on February 15, 2023. The Debenture is convertible, at any time, and from time to time, at Alpha’s option, into ordinary shares of the Company (the “Conversion Shares”), at an initial conversion price equal to $7.00 per share, subject to adjustment as described below and in the Debenture (the “Conversion Price”). In addition, the Conversion Price of the Debenture was subject to an initial reset immediately prior to the Company’s filing of a registration statement covering the resale of the underlying shares to the lower of $7.00 and the average of the five Nasdaq Official Closing Prices immediately preceding such date (the “Reset Price”). The registration statement on Form S-1 (file No.: 333-271396) was filed on April 21, 2023, and as a result, the Reset Price is now $4.1772. The initial adjustment of the Conversion Price to the Reset Price had a floor price of $3.00 (the “Floor Price”).

Commencing November 1, 2023 and continuing on the first day of each month thereafter until the earlier of (i) February 15, 2026 (the “Maturity Date”) and (ii) the full redemption of the Debenture (each such date, a “Monthly Redemption Date”), the Company will redeem $209,524 plus accrued but unpaid interest, and any amounts then owing under the Debenture (the “Monthly Redemption Amount”). The Monthly Redemption Amount will be paid in cash; provided, that the Company may elect to pay all or a portion of a Monthly Redemption Amount in ordinary shares of the Company, based on a conversion price equal to the lesser of (i) the then Conversion Price of the Debenture and (ii) 80% of the average of the VWAPs (as defined in the Debenture) for the five consecutive trading days ending on the trading day that is immediately prior to the applicable Monthly Redemption Date. The Company may also redeem some or all of the then outstanding principal amount of the Debenture at any time for cash in an amount equal to the then outstanding principal amount of the Debenture being redeemed plus accrued but unpaid interest, liquidated damages and any amounts then owing under the Debenture. These monthly redemption and optional redemptions are subject to the satisfaction of the Equity Conditions (as defined in the Debenture).

The Debenture initially accrues interest at the rate of 8% per annum for the first 12 months from the February 15, 2023, at the rate of 10% per annum for the ensuing 12 months, and thereafter until Maturity, at the rate of 12%, Interest may be paid in cash or ordinary shares of the Company or a combination thereof at the option of the Company; provided that interest may only be paid in shares if the Equity Conditions (as defined in the Debenture) have been satisfied, including Shareholder Approval. The Debenture includes a beneficial ownership blocker of 9.99%. The Debenture provides for adjustments to the Conversion Price in connection with stock dividends and splits, subsequent equity sales and rights offerings, pro rata distributions, and certain Fundamental Transactions. In the event the Company, at any time while the Debentures is outstanding, issues or grants any right to re-price, ordinary shares or any type of securities giving rights to obtain ordinary shares at a price below the Conversion Price, Alpha shall be extended full-ratchet anti-dilution protection (subject to customary Exempt Transaction issuances), and such reset shall not be limited by the Floor Price.

At the time of execution, on February 14, 2023, the Company recorded an initial debt discount of $383,333 based on the allocation of fair value for the Debenture, which will be amortized into interest expense over term of the Debenture. For the period from February 14 through June 30, 2023, the Company recognized ($678,037) change in fair value of the convertible Debenture which is reflected in Other income and expense in the condensed consolidated statement of operations and $50,000 for the amortization of the OID, which is included in interest expense on the condensed consolidated statement of operations.

The following provides a summary of the Convertible Debenture recorded at fair value as of June 30, 2023:

Principle amount of convertible debenture at issuance:	$4,400,000
Less:
Unamortized discount for warrants	1,027,450
Unamortized discount for OID	350,001
Accrued interest expense	(130,192)
Change in fair value	(678,037)
Balance of convertible debenture as of June 30, 2023:	3,830,778

Purchase Warrant

On February 15, 2023, the Company also issued to Alpha a warrant (the “Warrant”) to purchase 880,000 ordinary shares of the Company at an initial exercise price of $8.75 (the “Warrant Shares,” and, together with the Conversion Shares, and any other ordinary shares of the Company that may otherwise become issuable pursuant to the terms of the Debenture and Warrant, the “Underlying Shares”). The Warrant is exercisable in whole or in part, at any time on or after February 15, 2023 and before February 15, 2028. The exercise price of the Warrant was subject to an initial reset immediately prior to the Company’s filing of a proxy statement that included a shareholder proposal to approve the issuance of Underlying Share in excess of 19.99% of the issued and outstanding ordinary shares on the Closing Date (the “Shareholder Proposal”) to the lower of $8.75 and the average of the five Nasdaq Official Closing Prices immediately preceding such date the. As a result, the exercise price has been reset to $4.0704, the average of the five Nasdaq Official Closing Prices immediately preceding April 14, 2023, the date the Company filed its preliminary proxy statement which included the Shareholder Proposal. The Warrant includes a beneficial ownership blocker of 9.99%. The Warrant provides for adjustments to the exercise price, in connection with stock dividends and splits, subsequent equity sales and rights offerings, pro rata distributions, and certain fundamental transactions.

In the event the Company, at any time while the Warrant is still outstanding, issues or grants any right to re-price, ordinary shares or any type of securities giving rights to obtain ordinary shares at a price below exercise price, Alpha shall be extended full-ratchet anti-dilution protection on the Warrant (reduction in price, only, no increase in number of Warrant Shares, and subject to customary Exempt Transaction issuances), and such reset shall not be limited by the Floor Price.

At the time of execution, the Company classified the Warrant as an equity contract and performed an initial fair value measurement. As the Warrant was issued with the sale of the Debenture, the value assigned to the Warrant was based on an allocation of proceeds, subject to the allocation to the Debenture. The Company recorded a debt discount for the Warrant of $1,174,229, based on the Black Scholes option-pricing model which was calculated independently of the fair value of the Debenture, and recorded the Warrant as additional paid in capital in the condensed consolidated balance sheet as of June 30, 2023. Amortization of the debt discount amounted to $146,778 for the period ended June 30, 2023 and is included in interest expense on the condensed consolidated statements of operations.